Loans Receivable (Schedule Of Subsequently Defaulted TDRs) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012 SecurityLoan	Dec. 31, 2011 SecurityLoan
TDRs Occurring During The Period [Member] | Non-Covered TDRs [Member]
Loans Receivable [Line Items]
Number of Loans	20	13
Pre-modification Outstanding Recorded Investment	$ 5,161	$ 12,504
Post-modification Outstanding Recorded Investment	4,551	10,567	[1]
TDRs Occurring During The Period [Member] | Residential Mortgage Loans [Member] | Mortgage - Prime [Member] | Non-Covered TDRs [Member]
Loans Receivable [Line Items]
Number of Loans
Pre-modification Outstanding Recorded Investment
Post-modification Outstanding Recorded Investment			[1]
TDRs Occurring During The Period [Member] | Commercial Loans [Member] | Real Estate [Member] | Non-Covered TDRs [Member]
Loans Receivable [Line Items]
Number of Loans	14	7
Pre-modification Outstanding Recorded Investment	3,852	9,265
Post-modification Outstanding Recorded Investment	3,312	8,365	[1]
TDRs Occurring During The Period [Member] | Commercial Loans [Member] | Business [Member] | Non-Covered TDRs [Member]
Loans Receivable [Line Items]
Number of Loans	4	5
Pre-modification Outstanding Recorded Investment	1,215	3,001
Post-modification Outstanding Recorded Investment	1,188	1,971	[1]
TDRs Occurring During The Period [Member] | Consumer And Other Loans [Member] | Indirect Automobile [Member] | Non-Covered TDRs [Member]
Loans Receivable [Line Items]
Number of Loans
Pre-modification Outstanding Recorded Investment
Post-modification Outstanding Recorded Investment			[1]
TDRs Occurring During The Period [Member] | Consumer And Other Loans [Member] | Home Equity [Member] | Non-Covered TDRs [Member]
Loans Receivable [Line Items]
Number of Loans	1	1
Pre-modification Outstanding Recorded Investment	94	238
Post-modification Outstanding Recorded Investment	51	231	[1]
TDRs Occurring During The Period [Member] | Consumer And Other Loans [Member] | Credit Card [Member] | Non-Covered TDRs [Member]
Loans Receivable [Line Items]
Number of Loans
Pre-modification Outstanding Recorded Investment
Post-modification Outstanding Recorded Investment			[1]
TDRs Occurring During The Period [Member] | Consumer And Other Loans [Member] | Other [Member] | Non-Covered TDRs [Member]
Loans Receivable [Line Items]
Number of Loans	1
Pre-modification Outstanding Recorded Investment
Post-modification Outstanding Recorded Investment			[1]
TDRs That Subsequently Defaulted In Past 12 Months [Member]
Loans Receivable [Line Items]
Number of Loans	56	36
Recorded Investment	16,357	22,984
TDRs That Subsequently Defaulted In Past 12 Months [Member] | Residential Mortgage Loans [Member] | Mortgage - Prime [Member]
Loans Receivable [Line Items]
Number of Loans
Recorded Investment
TDRs That Subsequently Defaulted In Past 12 Months [Member] | Commercial Loans [Member] | Real Estate [Member]
Loans Receivable [Line Items]
Number of Loans	44	30
Recorded Investment	14,615	21,107
TDRs That Subsequently Defaulted In Past 12 Months [Member] | Commercial Loans [Member] | Business [Member]
Loans Receivable [Line Items]
Number of Loans	9	6
Recorded Investment	1,469	1,877
TDRs That Subsequently Defaulted In Past 12 Months [Member] | Consumer And Other Loans [Member] | Indirect Automobile [Member]
Loans Receivable [Line Items]
Number of Loans
Recorded Investment
TDRs That Subsequently Defaulted In Past 12 Months [Member] | Consumer And Other Loans [Member] | Home Equity [Member]
Loans Receivable [Line Items]
Number of Loans	2
Recorded Investment	273
TDRs That Subsequently Defaulted In Past 12 Months [Member] | Consumer And Other Loans [Member] | Credit Card [Member]
Loans Receivable [Line Items]
Number of Loans
Recorded Investment
TDRs That Subsequently Defaulted In Past 12 Months [Member] | Consumer And Other Loans [Member] | Other [Member]
Loans Receivable [Line Items]
Number of Loans	1
Recorded Investment

[1]	Recorded investment includes any allowance for credit losses recorded on the TDRs at the dates indicated.